Intangible Assets (Details 1) - USD ($)	Nov. 30, 2024	Jun. 30, 2024	Dec. 31, 2023
Total	$ 5,000,001
Allrites Holdings Pte Ltd And Subsidiaries [Member]
2023		$ 9,000	$ 17,999
2024		13,789	13,789
Total		$ 22,789	$ 31,788